Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Company's Employee Share Option Activity
The following table summarizes the Company’s employee share option activity under the share option plans:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding, January 1, 2021	511,790	63.83	41.10	7.54	18,910
Granted	385,120	47.06	23.00
Exercised	(123,811)	45.35
Forfeited	(230,271)	79.60

Outstanding, December 31, 2021	542,828	51.33	25.80	8.88	206

Vested and expected to vest at December 31, 2021	517,519	49.68	25.98	8.87	206

Exercisable as of December 31, 2021	104,324	50.03	35.69	6.76	206

Schedule of Restricted Shares Activity
Restricted shares activity for the year ended December 31, 2021 was as follows:

	Number of shares	Weighted average grant date fair value
Outstanding, January 1, 2021	853,331	79.88
Granted	1,028,741	50.79
Vested	(348,696)	74.17
Forfeited	(243,217)	79.67

Outstanding, December 31, 2021	1,290,159	55.34

Expected to vest, December 31, 2021	1,011,422	54.83

Schedule of Estimated Fair Value of Share-Based Awards on Respective Grant Dates using Binomial Option Pricing Model
The Company calculated the estimated fair value of the share-based awards on the respective grant dates using the binomial option pricing model with the following assumptions:

	2019		2020		2021
Fair value of ordinary share	US$	87.39	US$	77.32-US$94.46	US$	31.06-US$119.82
Risk-free interest rates		1.96%		0.62%-1.92%		1.09%-1.62%
Expected exercise multiple		2.2		2.2-2.8		2.2-2.8
Expected volatility		53%		52%-53%		51%-52%
Expected dividend yield		0.00%		1.00%		1.00%
Weighted average fair value per option granted	US$	45.26	US$ US$	30.00 - 44.69	US$	10.51-US$60.83

Schedule of Share-Based Compensation Expenses
Share-based compensation expenses relating to options and restricted shares granted to employees recognized for the years ended December 31, 2019, 2020 and 2021 is as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Cost of revenues	15,508	21,372	23,142	3,631
Sales and marketing expenses	46,081	40,103	46,823	7,348
General and administrative expenses	62,884	55,868	48,803	7,658
Product development expenses	79,535	93,863	87,292	13,698

	204,008	211,206	206,060	32,335